Expense Example - WisdomTree Space Economy Fund - WisdomTree Space Economy Fund	Jul. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240